Segment Information - Disclosure of information of Segment assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]	Jan. 01, 2019
Disclosure of operating segments [line items]
Assets	$ 3,884,724	$ 4,385,631	[1]	$ 4,488,238
Cash and cash equivalents and restricted cash	190,942	235,734	[1]	$ 199,388	$ 225,040
Operating segments | FPSO Segment
Disclosure of operating segments [line items]
Assets	963,625	1,221,316
Operating segments | Shuttle Tanker Segment
Disclosure of operating segments [line items]
Assets	2,093,467	2,115,080
Operating segments | FSO Segment
Disclosure of operating segments [line items]
Assets	198,703	244,507
Operating segments | UMS Segment
Disclosure of operating segments [line items]
Assets	58,900	100,254
Operating segments | Towage Segment
Disclosure of operating segments [line items]
Assets	308,621	303,302
Operating segments | Conventional Tanker Segment
Disclosure of operating segments [line items]
Assets	0	0
Corporate/Other
Disclosure of operating segments [line items]
Cash and cash equivalents and restricted cash	255,756	369,123
Other assets	$ 5,652	$ 32,049

[1]	See Note 2i for further details.